INVENTORY	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 -INVENTORY

Inventory is composed of the following:

	December 31,
	2021	2020

Raw materials and components	$13,741	$11,281
Work in progress	11,985	15,432
Spare parts	13,462	13,147
Finished goods	1,815	1,363

Total inventory (**)	$41,003	$41,223

(**) The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2021 and 2020 were $8,623 and $9,183, respectively.

Inventories write down expenses due to slow inventory amounted to $624, $769 and $490 for the years ended December 31, 2021, 2020 and 2019, respectively.

The company maintains a wide range of exchangeable units and other spare parts related to its products and services in various locations. Due to the long lead time of its suppliers and manufacturing cycles, the company needs to forecast demand and commit significant resources towards these inventories. As such, the Company is subject to risks including excess inventory no longer relevant.